Note 13 - Commitments and Contingencies - Schedule of Time Charter Arrangements (Details) $ in Thousands	Jun. 30, 2020 USD ($)
2020	$ 190,924
2021	343,479
2022	311,823
2023	304,895
2024	304,863
2025 and thereafter	637,098
Total	$ 2,093,082